Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 2,358,914	₩ 4,574,789
Third parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	2,042,746	3,818,980
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 316,168	₩ 755,809